ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 27, 2015		Mar. 28, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at December 26, 2014	$ 4,190
Charged to expense	290		453
Deductions	(179)	[1]
Balance at March 27, 2015	$ 4,301

[1]	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.